Consolidated Statements Of Cash Flows $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Cash flows from operating activities
Net income	₩ 3,171,469	$ 2,145,784	₩ 2,626,894	₩ 3,369,074
Adjustments to net income
Income tax expense	1,051,378	711,352	890,559	1,178,496
Interest income	(22,013,341)	(14,894,006)	(20,641,554)	(14,654,549)
Interest expense	13,127,005	8,881,600	11,899,014	5,957,970
Dividend income	(310,320)	(209,959)	(240,293)	(159,982)
Adjustments to net income (sub-total)	(8,145,278)	(5,511,013)	(8,092,274)	(7,678,065)
Additions of expenses not involving cash outflows:
Loss on financial instruments at FVTPL	0	0	0	815,706
Loss on financial assets at FVTOCI	4,611	3,120	46,335	23,836
Impairment losses due to credit loss	1,716,295	1,161,228	1,894,916	885,272
Loss on other provisions	41,938	28,375	99,444	37,493
Retirement benefit	129,029	87,299	113,435	165,063
Depreciation and amortization	1,163,799	787,415	993,176	929,311
Net loss on foreign currency translation	1,177,859	796,928	366,026	0
Loss on derivatives (designated for hedge)	24,252	16,409	35,583	250,268
Loss on fair value hedge	64,571	43,688	72,601	0
Loss on valuation of investments in joint ventures and associates	19,911	13,472	22,710	28,861
Loss on disposal of investments in joint ventures and associates	532	360	588	3,690
Loss on disposal of premises and equipment, intangible assets and other assets	2,233	1,511	1,873	3,177
Impairment loss on premises and equipment, intangible assets and other assets	3,627	2,454	129	260
Other loss	10,887	7,366	0	0
Other operating expenses	9,509	6,434	0	0
Additions of expenses not involving cash outflows (sub-total)	4,369,053	2,956,059	3,646,816	3,142,937
Deductions of income not involving cash inflows:
Gain on financial assets at FVTPL	(1,299,919)	(879,512)	(571,179)	0
Gain on financial assets at FVTOCI	(101,231)	(68,492)	(8,694)	(2,338)
Gain on other provisions	(10,026)	(6,784)	(19,781)	(55,327)
Net profit on foreign currency translation	0	0	0	(3,180)
Gain on derivatives (designated for hedge)	(192,000)	(129,905)	(114,875)	(71,179)
Gain on fair value hedge	(25,469)	(17,232)	(8,986)	(257,910)
Gain on valuation of investments in joint ventures and associates	(96,176)	(65,072)	(132,541)	(98,858)
Gain on disposal of investments in joint ventures and associates	(19,642)	(13,290)	(33,123)	(599)
Gain on disposal of premises and equipment, intangible assets and other assets	(7,064)	(4,779)	(5,267)	(55,852)
Reversal of impairment loss on premises and equipment, intangible assets and other assets	(147)	(99)	(230)	(310)
Other income	0	0	0	(15,879)
Deductions of income not involving cash inflows (sub-total)	(1,751,674)	(1,185,165)	(894,676)	(561,432)
Changes in operating assets and liabilities:
Financial instruments at FVTPL	1,594,646	1,078,922	(1,715,646)	(1,647,572)
Loans and other financial assets at amortized cost	(21,703,969)	(14,684,688)	(18,598,117)	(5,986,828)
Other assets	(1,254,513)	(848,791)	(1,264,071)	(1,314,877)
Deposits due to customers	3,411,535	2,308,210	15,176,465	23,536,088
Provisions	(203,770)	(137,869)	136,521	(24,041)
Net defined benefit liability	(120,782)	(81,720)	(172,759)	(133,421)
Other financial liabilities	4,806,822	3,252,247	2,225,382	(2,514,238)
Other liabilities	(9,173)	(6,207)	95,559	83,559
Changes in operating assets and liabilities (sub-total)	(13,479,204)	(9,119,896)	(4,116,666)	11,998,670
Cash received (paid) from operating activities:
Interest income received	22,304,745	15,091,167	20,416,107	14,189,016
Interest expense paid	(12,483,982)	(8,446,537)	(10,626,911)	(4,965,594)
Dividends received	310,341	209,974	202,257	159,993
Income tax paid	(424,770)	(287,395)	(1,539,605)	(1,030,480)
Cash received from operating activities (sub-total)	9,706,334	6,567,209	8,451,848	8,352,935
Net cash inflow(outflow) from operating activities	(6,129,300)	(4,147,022)	1,621,942	18,624,119
Cash flows from investing activities
Net cash in-flows(out-flows) from obtaining control	2,008	1,359	(209,643)	(378,394)
Net cash out-flows from losing control	0	0	(464)	0
Disposal of financial instruments at FVTPL	11,659,750	7,888,870	10,487,513	9,502,271
Acquisition of financial instruments at FVTPL	(11,111,809)	(7,518,139)	(12,167,823)	(10,274,187)
Disposal of financial assets at FVTOCI	26,921,313	18,214,691	20,648,897	21,717,266
Acquisition of financial assets at FVTOCI	(31,718,677)	(21,460,539)	(24,211,531)	(16,110,501)
Redemption of securities at amortized cost	7,634,677	5,165,546	8,727,124	5,872,961
Acquisition of securities at amortized cost	(2,586,171)	(1,749,777)	(4,244,256)	(16,873,194)
Cash outflows from changes in subsidiaries	(674,625)	(456,445)	(619,726)	(346,386)
Disposal of investments in joint ventures and associates	1,253,301	847,971	101,051	249,763
Acquisition of investments in joint ventures and associates	(979,480)	(662,706)	(310,239)	(143,345)
Disposal of investment properties	64,926	43,928	0	2,061
Acquisition of investment properties	0	0	(99,234)	0
Disposal of premises and equipment	10,730	7,260	19,001	44,839
Acquisition of premises and equipment	(221,856)	(150,106)	(164,696)	(172,876)
Disposal of intangible assets	4,596	3,110	2,513	978
Acquisition of intangible assets	(190,126)	(128,637)	(228,503)	(174,749)
Disposal of assets held for sale	23,909	16,177	7,156	52,417
Net increase(decrease) of other assets	(126,765)	(85,769)	8,719	62,386
Net cash outflow from investing activities	(34,299)	(23,206)	(2,254,141)	(6,968,690)
Cash flows from financing activities
Net cash in-flows(out-flows) from hedging activities	(25,442)	(17,214)	23,394	54,569
Net increase(decrease) in borrowings	(3,011,120)	(2,037,294)	2,332,376	2,881,675
Issuance of debentures	41,067,565	27,785,903	31,101,841	23,402,694
Redemption of debentures	(35,473,345)	(24,000,910)	(34,329,491)	(23,887,568)
Redemption of lease liabilities	(238,770)	(161,549)	(160,673)	(187,531)
Net increase(decrease) of other liabilities	(17,690)	(11,969)	118	513
Dividends paid	(878,330)	(594,269)	(978,376)	(654,996)
Issuance of hybrid securities	1,954,820	1,322,612	798,007	1,167,283
Redemption of hybrid securities	(1,726,936)	(1,168,428)	(1,100,000)	(643,000)
Dividends paid on hybrid securities	(234,931)	(158,952)	(226,785)	(205,751)
Net increase in non-controlling equity liabilities	6,589	4,458	6,620	1,847
Dividends paid to non-controlling interest	(3,829)	(2,591)	(11,647)	(9,949)
Changes in non-controlling interests	(41,375)	(27,994)	(180,514)	0
Acquisition of treasury stocks	(136,699)	(92,489)	(158,165)	0
Disposal of treasury stocks	4,834	3,271	23,118	0
Net cash inflow (outflow) from financing activities	1,245,341	842,585	(2,860,177)	1,919,786
Effects of exchange rate changes on cash and cash equivalents	1,642,763	1,111,476	(170,154)	30,860
Net increase (decrease) in cash and cash equivalents	(3,275,495)	(2,216,167)	(3,662,530)	13,606,075
Cash and cash equivalents, beginning of the period	30,556,618	20,674,302	34,219,148	20,613,073
Cash and cash equivalents, end of the period	₩ 27,281,123	$ 18,458,135	₩ 30,556,618	₩ 34,219,148